CONDENSED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
Revenues - related party	$ 6,583		$ 15,076
Revenues - non-related party	5,167		8,139
Total Revenues	11,750		23,215			$ 1,995
Cost of Goods Sold	3,488		7,582
Gross Profit	8,262		15,633			1,995
Operating Expenses:
Consulting fees	109,626		145,240
Legal and filing fees	12,130	6,738	35,845	8,643	9,093
Professional fees	5,650	19,052	5,650	19,052	63,278	20,905
General and Administrative					16,988	1,287
Loan commitment fee	40,000		40,000
Stock compensation	526,295		526,295
Other general and administrative	33,227		41,374	7,240
Total Operating Expenses	726,928	25,790	794,404	34,935	89,359	22,192
Loss from Operations	(718,666)	(25,790)	(778,771)	(34,935)	(89,359)	(20,197)
Other Income (Expense)	(219)		(219)
Loss Before Provision For Income Tax	(718,885)	(25,790)	(778,990)	(34,935)	(89,359)	(20,197)
Provision for Income Tax
Net Loss	$ (718,885)	$ (25,790)	$ (778,990)	$ (34,935)	$ (89,359)	$ (20,197)
Basic and Dilutive Net Loss Per Share (in dollars per share)	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ (0.00)	$ (0.00)
Weighted Average Number of Shares Outstanding - Basic and Diluted (in shares)	156,201,374	150,150,000	152,379,579	150,150,000	150,150,000	150,150,000